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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD,
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

______________________________________________________________________________
1. Name and address of issuer:
      G.T. INVESTMENT FUNDS, INC.
      50 CALIFORNIA STREET, 27TH FLOOR
      SAN FRANCISCO, CA 94111

 ______________________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

      GT GLOBAL STRATEGIC INCOME FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL GOVERNMENT INCOME FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL HEALTH CARE FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL GROWTH & INCOME FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL LATIN AMERICA GROWTH FUND (CLASS A, B AND ADVISOR CLASS) GT GLOBAL TELECOMMUNICATIONS FUND (CLASS A, B AND ADVISOR CLASS) GT GLOBAL FINANCIAL SERVICES FUND (CLASS A, B AND ADVISOR CLASS) GT GLOBAL EMERGING MARKETS FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL HIGH INCOME FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL INFRASTRUCTURE FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL NATURAL RESOURCES FUND (CLASS A, B AND ADVISOR CLASS)
      GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND  (CLASS A, B AND
         ADVISOR CLASS)

______________________________________________________________________________
3. Investment Company Act File Number:  811-05426
   Securities Act File Number:  33-19338

______________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:
      OCTOBER 31, 1996

______________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
      / /

______________________________________________________________________________
6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):
      DATE:________________________


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______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      -0-
______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
      NUMBER:      51,169,006
      SALE PRICE:  $538,004,722

______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:
      NUMBER:      635,495,010
      SALE PRICE:  $10,126,193,900

______________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2.
      NUMBER:      635,495,010
      SALE PRICE:  $10,126,193,900

______________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
      NUMBER:      18,018,276
      SALE PRICE:  $233,351,832

______________________________________________________________________________

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2
        (from Item 10):  SALE PRICE: $10,126,193,900

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): PRICE: $233,351,832

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                         PRICE: $10,359,545,732

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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):
                   PRICE: $-0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2
        [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                   PRICE: $-0-

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                   1/3300

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                   FEE: $-0-

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
             THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.

_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                               / /

_______________________________________________________________________________

                                SIGNATURES
                                ----------


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By     /s/ David J. Thelander
  ------------------------------------
   David J. Thelander, Vice President


Date: December 27, 1996